Related Party Transactions (Details Narrative)		3 Months Ended				6 Months Ended					9 Months Ended		12 Months Ended
	Apr. 03, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 NZD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 NZD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 USD ($)
Payments to Acquire Intangible Assets									$ 34,647					$ 34,648		$ 730,234
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party		$ 1,339			$ 9,173	4,274			20,282
Equipment [Member]
Payment for services					8,585				12,111
Cryptocurrency Mining [Member]
Payment for services					7,235				16,854
Employment Agreement [Member]
Monthly employee payroll											$ 500
Payments to Employees														21,920	£ 18,000
Monthly payments	$ 500
Consultancy Agreement [Member]
Monthly payments			$ 23,524	$ 36,995
Consultant Agreements [Member]
Monthly employee payroll						20,028	£ 18,000
Contact Advisory Services Ltd. [Member]
Amounts payable to related parties		6,438			0	6,438			0		6,438		$ 6,438
Tilt, LLC. [Member]
Proceeds from net sales					45,808				199,621					222,559
Payment for services														16,589
Payments to Acquire Intangible Assets														20,128
Tilt, LLC. [Member] | Equipment [Member]
Lease payment					11,200				22,400					33,600
Tilt, LLC. [Member] | Computer Equipment [Member]
Payments to Acquire Machinery and Equipment														140,000
General and Administrative Expense [Member]
Costs and Expenses, Related Party														26,148		96,020
Chief Executive Officer [Member]
Related party rate								5.00%					5.00%
Monthly employee payroll								$ 63,010		$ 9,480			$ 72,107
Repayments of Related Party Debt																$ 4,800
Amounts payable to related parties		0			0	0			0		0		0
Stock Issued During Period, Shares, New Issues | shares	2,000
Charges incurred		0			1,200	1,200			2,400
Chief Financial Officer [Member]
Amounts payable to related parties		0			0	0			0		0		0
Chief Financial Officer [Member] | Employment Agreement [Member]
Monthly employee payroll						500
Payments to Employees														500
Legal fees						60,000								$ 60,000
Former Chief Financial Officer [Member] | Consultancy Agreement [Member]
Monthly employee payroll											20,854	$ 36,995
Former Chief Operating Officer [Member] | Consultancy Agreement [Member]
Monthly employee payroll											20,854	$ 36,995
Chief Operating Officer [Member]
Amounts payable to related parties		$ 0			$ 0	$ 0			$ 0		$ 0		$ 0